Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Net (loss) income	$ (1,845)
Predecessor [Member]
Net (loss) income	6,595
Other comprehensive income (loss) –foreign currency translation	0
Comprehensive (loss) income	6,595
Comprehensive income attributable to non-controlling interests	0
Comprehensive (loss) income attributable to partners/controlling interests	$ 6,595